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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:       Reliance Financial Services Corporation
              Address:    55 East 52nd Street
                          New York, NY 10055
              Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert M. Steinberg
Title:   President and Chief Operating Officer
Phone:   212-909-1100

Signature, Place, and Date of Signing:                 /s/ Robert M. Steinberg

                                                       New York, New York
                                                       July 28, 1999

        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 26
Form 13F Information Table Value Total (thousands): $1,127,730

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Form 13F
No.        File Number               Name
---        -----------     ---------------------------
1.         28-160          Reliance Insurance Company


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                          Form 13F INFORMATION TABLE

              Report for the Calendar Quarter Ended June 30, 1999

COLUMN 1                     COLUMN 2        COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------- ------------ ---------  ---------------------  ---------- ----------- ------------------
                                                                                                                   VOTING AUTHORITY
                                                          VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER             TITLE OF CLASS     CUSIP       (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE SHARED  NONE
------------------------  ----------------- ------------ ---------  ---------- ----- ----  ---------- ----------- ---- ------  -----

ARMCO INC                 PFD CVA $3.625     042170407    19,598       390,000  SH           DEFINED     1         X
CENTOCOR INC              COM                152342101    37,794       810,600  SH           DEFINED     1         X
CENTOCOR INC              COM                152342101       438         9,400  SH           DEFINED               X
CYPRESS SEMICONDUCTOR
  CORP                    SUB NT CV 144A02   232806AB5    10,931    11,000,000  PRN          DEFINED     1         X
EMONS TRANSN GRP INC      COM                291575108       639       255,567  SH           DEFINED     1         X
GENTA INC                 COM NEW            37245M207     2,715     1,059,603  SH           DEFINED     1         X
HEARTPORT INC             SB NT CV 144A 04   421969AA4    15,935    31,870,000  PRN          DEFINED     1         X
HEARTPORT INC             SB NT CV 7.25%04   421969AC0     2,133     4,265,000  PRN          DEFINED     1         X
INDIVIDUAL INV GROUP
  INC                     COM                455907105     3,833       666,666  SH           DEFINED     1         X
ISIS PHARMACEUTICALS
  INC                     COM                464330109     6,199       608,500  SH           DEFINED     1         X
ISIS PHARMACEUTICALS
  INC                     COM                464330109       102        10,000  SH           DEFINED               X
LANDAMERICA FINL GROUP
  INC                     COM                514936103   116,135     4,039,473  SH           DEFINED     1         X
MORGAN J P & CO INC       COM                616880100    80,113       570,200  SH           DEFINED     1         X
MORGAN J P & CO INC       COM                616880100       309         2,200  SH           DEFINED               X
NATIONAL SEMICONDUCTOR
  CORP                    SB NT CV 6.5%02    637640AB9    20,273    21,200,000  PRN          DEFINED     1         X
OCCIDENTAL PETE CORP DEL  PFD CV $3 CXY      674599790    75,986     1,311,500  SH           DEFINED     1         X
OCCIDENTAL PETE CORP DEL  PFD CV $3 CXY      674599790       956        16,500  SH           DEFINED               X
RELIANCE GROUP HOLDINGS
  INC                     COM                759464100    25,717     3,457,738  SH           DEFINED     1         X
RELIANCE GROUP HOLDINGS
  INC                     COM                759464100     1,360       182,900  SH           DEFINED               X
SCHLUMBERGER LTD          COM                806857108     1,669        26,200  SH           DEFINED     1         X
SCHLUMBERGER LTD          COM                806857108       318         5,000  SH           DEFINED               X
SEMPRA ENERGY             COM                816851109    39,119     1,729,000  SH           DEFINED     1         X
STREAMLINE COM INC        COM                863239109    20,943     2,597,615  SH           DEFINED     1         X
SUNBEAM CORP              SRSDCV ZR0144A18   867071AA0    37,247   219,100,000  PRN          DEFINED     1         X
SYMBOL TECHNOLOGIES INC   COM                871508107   445,372    12,077,888  SH           DEFINED     1         X
ZENITH NATL INS CORP      COM                989390109   161,896     6,574,445  SH           DEFINED     1         X
